Our people - Summary of Reportable Segment Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Average number of staff	111,281	114,732	114,129
Global Integrated Agencies
Disclosure of operating segments [line items]
Average number of staff	95,053	97,838	97,288
Public Relations
Disclosure of operating segments [line items]
Average number of staff	7,742	8,377	8,125
Specialist Agencies
Disclosure of operating segments [line items]
Average number of staff	8,486	8,517	8,716